Schedule of evolution of interests in associates and joint ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
At the beginning of the year	$ 547	$ 507	$ 403
Compensation		(5)	(16)
Dividends		(34)	(75)
Increases	17	3	108
Share of profit	117	85	101
Exchange differences	89	(9)	(14)
At the end of the year	$ 770	$ 547	$ 507